Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Liabilities measured at fair value on a recurring basis as of March 31, 2013 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$1,327	$-	$-	$1,327

Total	$1,327	$-	$-	$1,327

Liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$20	$-	$-	$20
Derivative liabilities – long-term portion	2,214	-	-	2,214

	$2,234	$-	$-	$2,234

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities
Derivative liability – current portion	$20	$-	$-	$20
Derivative liability – long-term portion	2,214	-	-	2,214

Total	$2,234	$-	$-	$2,234

 Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liability – current portion	$706	$-	$-	$706
Derivative liability – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the three-month periods ended March 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of period	$2,234	$807
Change in fair value	(907)	(175)
	$1,327	$632

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011
Balance at beginning of year	$807	$2,852
Recognition of derivative liabilities	3,064	3,928
Change in fair value	(1,637)	(3,936)
Reclassification of derivative liabilities to equity	—	(2,037)
	$1,838	$807